Supplemental Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012
Supplemental Cash Flow Information (Textual) [Abstract]
Cash interest paid including realized interest rate swap settlements	$ 279.1	$ 271.3	$ 263.1
Cash interest paid relating to interest rate swap resets and terminations	149.7
Value of shuttle tanker contributed by Unrelated party in exchange of equity interest in subsidiary		$ 35.0
Ownership interest		33.00%		52.00%